Supplement dated November 1, 2022
to the Thrivent Series Fund, Inc. Prospectus and Summary Prospectuses, each dated April 30, 2022, for the following funds (each, a "Portfolio," and collectively, the "Portfolios")
Thrivent Mid Cap Growth Portfolio
Thrivent Small Cap Growth Portfolio
The following portfolio management changes for the Portfolios will be implemented effective immediately:
Thrivent Mid Cap Growth Portfolio. Michael P. Hubbard has been named as a portfolio manager for the Portfolio. Mr. Hubbard is a Senior Portfolio Manager and has been with Thrivent Financial since 2018. David J. Lettenberger, CFA and Siddharth Sinha, CFA will continue to serve as portfolio managers for the Portfolio.
Thrivent Small Cap Growth Portfolio. Michael P. Hubbard has been named as a portfolio manager for the Portfolio. Mr. Hubbard is a Senior Portfolio Manager and has been with Thrivent Financial since 2018. David J. Lettenberger, CFA and Siddharth Sinha, CFA will continue to serve as portfolio managers for the Portfolio.
Please include this Supplement with your Prospectus and Summary Prospectus.
36354

Supplement dated November 1, 2022
to the Thrivent Series Fund, Inc. Statement of Additional Information dated April 30, 2022
1.The following portfolio management changes will be implemented effective immediately:
Thrivent Mid Cap Growth Portfolio. Michael P. Hubbard has been named as a portfolio manager for the Portfolio. Mr. Hubbard is a Senior Portfolio Manager and has been with Thrivent Financial since 2018. David J. Lettenberger, CFA and Siddharth Sinha, CFA will continue to serve as portfolio managers for the Portfolio.
Thrivent Small Cap Growth Portfolio. Michael P. Hubbard has been named as a portfolio manager for the Portfolio. Mr. Hubbard is a Senior Portfolio Manager and has been with Thrivent Financial since 2018. David J. Lettenberger, CFA and Siddharth Sinha, CFA will continue to serve as portfolio managers for the Portfolio.
2.Effective immediately, the table under the heading “Investment Adviser – Other Accounts Managed by Thrivent Financial Portfolio Managers” in the “Investment Adviser, Investment Subadvisers, and Portfolio Managers” section is revised to include information as of September 30, 2022, for Mr. Hubbard.
	Other Registered Investment Companies(1)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Michael P. Hubbard	0	$0	0	$0	0	$0
(1)
The “Other Registered Investment Companies” represent series of Thrivent Mutual Funds, which have substantially similar investment objectives and policies as the Portfolio(s) managed by the portfolio manager listed.
3.Effective immediately, the table under the heading “Investment Adviser – Ownership in the Portfolios” in the “Investment Adviser, Investment Subadvisers, and Portfolio Managers” section is revised to include information as of September 30, 2022, for Mr. Hubbard.
Portfolio Manager	Portfolio	Portfolio Ownership	Fund(1)	Fund Ownership	Ownership in Fund Complex(2)
Michael P. Hubbard	Thrivent Mid Cap Growth Portfolio	None	Thrivent Mid Cap Growth Fund	None	$10,001- $50,000
	Thrivent Small Cap Growth Portfolio	None	Thrivent Small Cap Growth Fund	None
(1)
Each Fund listed is a series of Thrivent Mutual Funds, is managed by the same portfolio manager(s) and has substantially similar investment objectives and policies to the corresponding Portfolio listed.
(2)
Ownership in Fund Complex includes investments in Thrivent Series Fund, Inc., Thrivent Mutual Funds, and Thrivent Church Loan and Income Fund.
Please include this Supplement with your Statement of Additional Information.
36354A